RELATED PARTY BALANCES AND TRANSACTIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2023 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	$ 4,937,538		$ 5,028,898	$ 4,555,096	$ 632,134
Amounts due to related parties	69,018		52,725		$ 8,836
Revenues	10,008,418	$ 1,281,340	7,614,027	7,115,320
Transactions with Related Parties	159,435		175,717	165,885
Cloud service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with Related Parties	152,429		171,692	114,386
Software purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with Related Parties	1,300		1,997	3,869
ESOP management service income
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with Related Parties	565		675	640
SMS channel service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with Related Parties	135		1,018	1,197
Equipment purchased
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with Related Parties				45,658
Other services
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with Related Parties	5,006		335	$ 135
Related Party [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	69,018		52,725
Related Party [Member] | Tencent Group
RELATED PARTY BALANCES AND TRANSACTIONS
Cash and cash equivalent	346		349
Related Party [Member] | Tencent Group | ESOP management service income
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	11,957		3,822
Related Party [Member] | Tencent Group | SMS channel service fee
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	1,122		231
Related Party [Member] | Tencent Group | Cloud equipment and services
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	$ 55,939		$ 48,672